Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets [Abstract]
Schedule of land use rights
		December 31,
	Useful Life	2014	2013
Land use rights	50 years	$4,091,385	$4,091,385
Others	1 year	6,248	6,248
		4,097,633	4,097,633
Less: accumulated depreciation		(565,403)	(565,403)
		$3,532,230	$3,532,230